Organization and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Entity Incorporation, Date of Incorporation	May 04, 2021	May 04, 2021